Interest and Finance Costs, Net - Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest And Finance Costs Net
Interest on long-term debt	$ 5,122	$ 3,835	$ 2,674
Interest on promissory note	395	213	70
Long-term debt prepayment fees		56
Amortization and write-off of financing costs	258	386	153
Total	$ 5,775	$ 4,490	$ 2,897